Financial Instruments - Currency Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%
INR against AED [Member]
Disclosure of foreign exchange rates [Line Items]
Strengthening of currency	10.00%	10.00%